Non-current Financial Assets - Summary of Non-current Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Categories of non-current financial assets [abstract]
Deposit	$ 891	$ 811
Restricted cash	4,656	4,656
Research tax credit	8,860
Other financial assets	2,242	2,386
Non current financial assets	$ 16,650	$ 7,853